Contract Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Contract liabilities	¥ 372,760	¥ 424,607
Carried-forward contract liabilities recognized in current year	¥ 424,607	¥ 495,404	¥ 579,750